INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019
Investments in trading securities at cost	$3,268,618	$1,977,477	$923,009
Unrealized gains (losses)	104,740	368,507	(35,866)
Investments in trading securities at fair market value	$3,373,358	$2,345,984	$887,143

Schedule of fair value carrying value of investments [Table Text Block]
	December 31, 2021	December 31, 2020	December 31, 2019

Level 1	$2,680,755	$1,866,989	$656,053

Level 2	692,603	101,437	-

Level 3	-	377,558	231,090
Total investments	$3,373,358	$2,345,984	$887,143

Schedule of gains and losses on investments [Table Text Block]

	December 31, 2021	December 31, 2020	December 31, 2019
Marketable Equity Securities - Level 1
Publicly traded investments - realized gain (loss)	$559,850	$931,440	$1,481,192
Publicly traded investments - unrealized gain (loss)	235,916	385,076	2,552

Non-Marketable Debt Securities - Level 2
Private bonds - unrealized gain (loss)	11,720	937	-
Private investments - unrealized gain (loss)	(92,963)	-	-

Non-Marketable Equity Securities - Level 3
Private investments - realized gain (loss)	-	-	(8,499)
Private investments - impairment	(211,018)	-	-
Private investments - unrealized gain (loss)	-	29,246	10,110
Total investments	$503,505	$1,346,699	$1,485,100